Shareholder's Equity and Dividend Restrictions - Dividend Restrictions (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	9 Months Ended			12 Months Ended
	May 08, 2013	Jun. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Dividends Paid		$ 190.0	$ 2.6		$ 0
Contributions from (distributions to) participants in consolidated investment entities	1,434.0	800.0	626.7		601.7	1,262.0		647.7		(8.5)
No Further Extraordinary Distributions Approved Before June 262013
Statutory Accounting Practices [Line Items]
Dividends Permitted without Approval						264.1
ING Life Insurance and Annuity Company (ILIAC) | Connecticut
Statutory Accounting Practices [Line Items]
Dividends Permitted without Approval			264.1	[1]		190.0	[2]	0
Dividends Paid						190.0	[3]	0	[3]	203.0	[3]
Dividend approved by authoritative body						$ 340

[1]	$264.1 can be paid without approval after June 26, 2013, provided that on or before June 26, 2013, no further extraordinary distribution is approved by the Connecticut Insurance Department and paid by ILIAC to its parent.
[2]	$190.0 was paid as part of the June 26, 2012 distribution of $800.0.
[3]	Connecticut Insurance Department approved ILIAC's 2010 dividend and ILIAC's $340 million 2012 distribution, which included a $190 million dividend.